Shareholder Report, Average Annual Return (Details) LMA2600_ClearBridge Sustainability Leaders Fund_Class C_TSR Annual {Class C}	12 Months Ended	49 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	12.73%	5.97%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.73%	5.97%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	12.35%